Leases - Schedule of Operating Lease Assets and Liabilities (Details) $ in Thousands	Mar. 31, 2020 USD ($)
Assets
Operating lease right of use assets	$ 9,772
Liabilities
Long-term operating	11,095
Total	12,925
Operating Leases
Assets
Operating lease right of use assets	9,772
Liabilities
Current operating	1,830
Long-term operating	11,095
Total	$ 12,925
Weighted-average remaining lease term - operating leases (in years)	5 years 6 months
Weighted-average discount rate - operating leases	7.80%